Warrants Liability (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Expected life (years)	0 years
Warranty Liability Member
Statement [Line Items]
Share Price	$ 0.16	$ 0.92
Exercise price	$ 4.26	$ 4.26
Risk free interest rate	4.02%	3.91%
Expected life (years)	1 year 1 month 6 days	1 year 7 months 6 days
Expected volatility	70.00%	66.00%
Expected dividend yield	0.00%	0.00%